SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2026

SEI Alternative Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES — 99.6%
Other Asset-Backed Securities — 99.6%
Abry Liquid Credit CLO, Ser 2025-1A, Cl E
9.675%, TSFR3M + 6.000%, 10/20/2038(A)(B)	$625	$626
Apex Credit CLO 12, Ser 2025-12A, Cl D1
7.425%, TSFR3M + 3.750%, 04/20/2038(A)(B)	500	500
Apex Credit CLO 13, Ser 2025-13A, Cl D1
6.971%, TSFR3M + 3.300%, 01/22/2039(A)(B)	1,000	1,005
Apex Credit CLO, Ser 2019-1A, Cl D1RR
7.525%, TSFR3M + 3.850%, 07/18/2037(A)(B)	1,000	971
Apex Credit CLO, Ser 2020-2A, Cl DR
7.175%, TSFR3M + 3.500%, 10/20/2038(A)(B)	1,000	976
Apex Credit CLO, Ser 2024-2A, Cl D1
7.417%, TSFR3M + 3.750%, 07/25/2037(A)(B)	750	750
Ares XLI CLO, Ser 2016-41A, Cl SUB
0.000%, 04/15/2034(A)(B)(C)	2,762	1,464
Ares XXXIV CLO, Ser 2015-2A, Cl SUB
0.000%, 07/17/2038(A)(B)(C)	4,005	2,283
Atlas Senior Loan Fund VII, Ser 2016-7A, Cl ER
10.318%, TSFR3M + 6.662%, 11/27/2031(A)(B)	2,000	1,900
Atlas Senior Loan Fund XXII, Ser 2026-22A, Cl D1R
7.678%, TSFR3M + 4.000%, 04/20/2039(A)(B)	1,000	1,003
Atlas Senior Loan Fund XXV, Ser 2025-25A, Cl D1
7.355%, TSFR3M + 3.680%, 07/20/2038(A)(B)	200	200
Barings CLO III, Ser 2019-3A, Cl D2RR
7.775%, TSFR3M + 4.100%, 01/20/2036(A)(B)	1,150	1,119
Battalion CLO XI, Ser 2017-11A, Cl ER
10.779%, TSFR3M + 7.112%, 04/24/2034(A)(B)	1,000	840
Battalion CLO XIV, Ser 2019-14A, Cl CR2
5.675%, TSFR3M + 2.000%, 01/20/2035(A)(B)	500	501
Battalion CLO XVI, Ser 2019-16A, Cl ER2
10.765%, TSFR3M + 7.090%, 01/20/2038(A)(B)	800	758
Battalion CLO XXIX, Ser 2025-29A, Cl SUB
0.000%, 03/31/2038(A)(B)(C)	250	185
Battalion CLO XXVIII, Ser 2025-28A, Cl D2
7.625%, TSFR3M + 3.950%, 01/20/2038(A)(B)	300	299
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Battalion CLO XXVIII, Ser 2025-28A, Cl F
12.715%, TSFR3M + 9.040%, 01/20/2038(A)(B)	$250	$237
Battalion CLO XXVIII, Ser 2025-28A, Cl SUB
0.000%, 01/20/2038(A)(B)(C)	1,640	1,115
Battery Park CLO, Ser 2019-1A, Cl E
10.923%, TSFR3M + 7.250%, 07/15/2036(A)(B)	350	331
Benefit Street Partners CLO XV, Ser 2018-15A, Cl SUB
0.000%, 07/18/2031(A)(B)(C)	1,895	720
Black Diamond CLO, Ser 2025-2A, Cl B
5.573%, TSFR3M + 1.900%, 10/15/2038(A)(B)	500	502
Black Diamond CLO, Ser 2026-1A, Cl D1R
6.967%, TSFR3M + 3.300%, 04/25/2039(A)(B)	1,769	1,778
BlueMountain CLO, Ser 2018-3A, Cl C
6.128%, TSFR3M + 2.462%, 10/25/2030(A)(B)	125	125
Catamaran CLO, Ser 2014-1A, Cl BR
6.085%, TSFR3M + 2.422%, 04/22/2030(A)(B)	103	103
CQS US CLO 5, Ser 2025-5A, Cl C
5.861%, TSFR3M + 2.050%, 01/17/2039(A)(B)	738	739
CQS US CLO 5, Ser 2025-5A, Cl D1
6.961%, TSFR3M + 3.150%, 01/17/2039(A)(B)	369	373
CQS US CLO, Ser 2026-3A, Cl D1R
7.320%, TSFR3M + 3.650%, 01/25/2037(A)(B)	2,000	2,010
Crown City CLO V, Ser 2026-5AR, Cl C1R2
0.000%, 04/22/2037(A)(B)(C)	1,600	1,600
Elevation CLO, Ser 2013-1A, Cl D1R3
7.017%, TSFR3M + 3.350%, 07/25/2038(A)(B)	1,250	1,259
Elevation CLO, Ser 2026-19A, Cl D1
6.569%, TSFR3M + 2.900%, 03/31/2038(A)(B)	500	501
Ivy Hill Middle Market Credit Fund IX, Ser 2025-9A, Cl ER3
10.166%, TSFR3M + 6.500%, 07/23/2037(A)(B)	500	481
Jefferies Credit Partners Direct Lending CLO, Ser 2024-1A, Cl SUB
0.000%, 07/25/2036(A)(B)(C)	400	296
LCM 31, Ser 2024-31A, Cl ER
10.925%, TSFR3M + 7.250%, 07/20/2034(A)(B)	500	424
LCM 38, Ser 2025-38A, Cl D1R2
7.423%, TSFR3M + 3.750%, 11/04/2038(A)(B)	2,420	2,423

SEI Alternative Income Fund	1

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2026

SEI Alternative Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
LCM 39, Ser 2024-39A, Cl ER
10.673%, TSFR3M + 7.000%, 10/15/2034(A)(B)	$1,000	$939
LCM 40, Ser 2024-40A, Cl D1R
7.423%, TSFR3M + 3.750%, 01/15/2038(A)(B)	1,000	976
LCM XVII, Ser 2018-17A, Cl CRR
6.035%, TSFR3M + 2.362%, 10/15/2031(A)(B)	83	83
Man Capital CLO, Ser 2021-2RA, Cl D1R
7.170%, TSFR3M + 3.500%, 04/17/2039(A)(B)	1,400	1,411
MidOcean Credit CLO XVI, Ser 2024-16A, Cl SUB
0.000%, 10/20/2037(A)(B)(C)	1,000	645
MidOcean Credit CLO XVIII, Ser 2025-18A, Cl SUB
0.000%, 10/18/2035(A)(B)(C)	250	186
Mountain View CLO XVII, Ser 2023-1A, Cl D1R
6.973%, TSFR3M + 3.300%, 10/15/2038(A)(B)	1,250	1,260
Mountain View CLO XVIII, Ser 2024-1A, Cl E
11.270%, TSFR3M + 7.590%, 10/16/2037(A)(B)	788	790
MUCLO, Ser 2023-1AR, Cl D1R
0.000%, 07/20/2039(A)(B)(C)	2,000	2,000
Navesink CLO 5, Ser 2026-5A, Cl D1
6.757%, TSFR3M + 3.050%, 03/31/2039(A)(B)	1,000	1,005
Neuberger Berman Loan Advisers CLO XXXVIII, Ser 2020-38A, Cl SUB
0.000%, 10/20/2032(C)	900	315
Ocean Trails CLO 8, Ser 2020-8A, Cl D1R2
7.073%, TSFR3M + 3.400%, 03/15/2038(A)(B)	1,000	998
Ocean Trails CLO IX, Ser 2020-9A, Cl D1RA
6.823%, TSFR3M + 3.150%, 01/15/2038(A)(B)	1,250	1,249
Ocean Trails CLO XVIII, Ser 2026-18A, Cl D1
0.000%, 07/15/2039(A)(B)(C)	500	500
OCP CLO, Ser 2024-31A, Cl SUB
0.000%, 04/20/2039(A)(B)(C)	577	384
OCP CLO, Ser 2024-38A, Cl SUB
0.000%, 01/21/2038(A)(B)(C)	1,000	645
Polus US CLO III, Ser 2025-3A, Cl D1
6.855%, TSFR3M + 3.200%, 01/20/2039(A)(B)	250	252
Rad CLO 18, Ser 2023-18A, Cl ER
10.173%, TSFR3M + 6.500%, 07/15/2037(A)(B)	500	497
Sculptor CLO XXXII, Ser 2026-32A, Cl D1R
0.000%, 04/30/2039(A)(B)(C)	416	416
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
TCP Whitney CLO, Ser 2025-1A, Cl D2R2
8.842%, TSFR3M + 5.200%, 11/20/2037(A)(B)	$594	$594
TCW CLO, Ser 2017-1A, Cl D1R4
6.667%, TSFR3M + 3.000%, 03/24/2038(A)(B)	400	401
TCW CLO, Ser 2021-2A, Cl D1R
6.767%, TSFR3M + 3.100%, 10/24/2038(A)(B)	1,100	1,102
TCW CLO, Ser 2021-2A, Cl DJR
7.867%, TSFR3M + 4.200%, 10/24/2038(A)(B)	350	337
TCW CLO, Ser 2021-2A, Cl ER
10.417%, TSFR3M + 6.750%, 10/24/2038(A)(B)	600	559
THL Credit Lake Shore MM CLO I, Ser 2019-1A, Cl A1R
5.635%, TSFR3M + 1.962%, 04/15/2033(A)(B)	595	596
THL Credit Wind River CLO, Ser 2019-3A, Cl CR3
5.723%, TSFR3M + 2.050%, 01/15/2038(A)(B)	500	500
Venture CLO, Ser 2017-28AA, Cl DR
7.557%, TSFR3M + 3.882%, 10/20/2034(A)(B)	850	807
Voya CLO, Ser 2013-2A, Cl DR
9.528%, TSFR3M + 5.862%, 04/25/2031(A)(B)	1,938	1,874
Voya CLO, Ser 2014-4A, Cl DR
9.881%, TSFR3M + 6.212%, 07/14/2031(A)(B)	698	675
Voya CLO, Ser 2017-1A, Cl D
10.042%, TSFR3M + 6.362%, 04/17/2030(A)(B)	750	730
Voya CLO, Ser 2020-1A, Cl SUB
0.000%, 07/16/2034(A)(B)(C)	2,000	710
Voya CLO, Ser 2026-2A, Cl SUB
0.000%, 07/15/2039(A)(B)(C)	1,250	1,178
Wellfleet CLO, Ser 2024-2A, Cl SUB
0.000%, 02/25/2038(A)(B)(C)	1,014	578

Total Asset-Backed Securities
(Cost $56,256) ($ Thousands)		55,589

Total Investments in Securities — 99.6%
(Cost $56,256) ($ Thousands)		$55,589

2	SEI Alternative Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2026

SEI Alternative Income Fund (Concluded)

Percentages are based on Net Assets of $55,831 ($ Thousands).
(A)	Security, or a portion thereof, exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On May 31, 2026, the value of these securities amounted to $55,274 ($ Thousands), representing 99.0% of the Net Assets of the Fund.
(B)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(C)	No interest rate available.

Cl — Class

CLO — Collateralized Loan Obligation

Ser — Series

TSFR3M — Term Secured Overnight Financing Rate 3 Months

SEI Alternative Income Fund	3